SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) segment	Dec. 31, 2019 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 13,916	$ 15,073
Operating costs	8,059	8,861
Adjusted EBITDA	5,857	6,212
Depreciation and amortization	2,618	2,488
Restructuring, acquisition and other	185	139
Finance costs	881	840
Other expense (income)	1	(10)
Income before income tax expense	2,172	2,755
Capital expenditures	2,312	2,807
Goodwill	3,973	3,923
Total assets	38,854	37,019
Proceeds on disposition	0	38
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	8,530	9,250
Operating costs	4,463	4,905
Adjusted EBITDA	4,067	4,345
Capital expenditures	1,100	1,320
Goodwill	1,160	1,160
Total assets	20,639	20,105
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	3,946	3,954
Operating costs	2,011	2,035
Adjusted EBITDA	1,935	1,919
Capital expenditures	940	1,153
Goodwill	1,858	1,808
Total assets	7,877	7,891
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	1,606	2,072
Operating costs	1,555	1,932
Adjusted EBITDA	51	140
Capital expenditures	79	102
Goodwill	955	955
Total assets	2,569	2,550
Corporate items and eliminations
Disclosure of operating segments [line items]
Revenue	(166)	(203)
Operating costs	30	(11)
Adjusted EBITDA	(196)	(192)
Capital expenditures	193	232
Goodwill	0	0
Total assets	$ 7,769	$ 6,473